Consolidated statements of changes in shareholders' equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Consolidated statements of shareholders' equity
Ordinary shares issuance costs	$ 4,876
Protected ordinary shares issuance costs	$ 60	$ 74